1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Nature of operations and basis of presentation

Nature of operations and basis of presentation

Altavoz Entertainment, Inc. and its subsidiaries (the Company), is a Nevada corporation principally engaged in the operation of both physical and digital distribution of music. Distribution services are provided both online and through distribution as a service (“DaaS”). Customers include both music retailers, artists and other music distribution companies.

On March 3, 2000, the Company was originally formed as Saveyoutime.com, Inc. under the laws of Nevada. Subsequently, on April 10, 2003, the Company filed a certificate of Merger with the Nevada Secretary of State reporting our merger with Hesperia Holding Corp. The Company then changed its name to Hesperia Holding, Inc. During 2005, the Company discontinued the operations of two subsidiaries and began pursuing acquisitions related to the film and media industries.

In April 2009, the Company entered into an agreement (the “HWP Acquisition”) to acquire one hundred percent (100%) ownership of Hot Web Properties, Inc. (“HWP”). Under the terms of the HWP Acquisition the Company agreed to issue the HWP shareholders 60,000,000 post-split common shares and the preferred shareholders seven million five hundred thousand (7,500,000) preferred shares. The preferred shares entitled the holders to ten (10) for one (1) voting rights in the Company.

On June 5, 2009, the Board of Directors executed a resolution to reverse split the Company’s common stock by a ratio of one (1) share for each two hundred (200) shares issued and outstanding.

In July 2009, the Company amended its Articles of Incorporation to change its name to Max Media Group, Inc. and the Company was listed with the National Quotation Bureau under the trading symbol “MXMI.” In July 2009 the Company also amended its Articles of Incorporation to put the reverse split of the Company’s common stock, by a ratio of one (1) share for each two hundred (200) shares issued and outstanding, into effect.

On April 12, 2012, a stock purchase agreement was executed by and between James E. Grady, the Company and BB2 Labs, Inc. During April 2012, Mr. Manocchio was appointed as a Director, President, Principal Executive Officer and Principal Accounting Officer of the Company. Subsequently, the Company was revoked in the State of Nevada due to a failure to pay taxes and fees and for failing to adhere to filing requirements.

On August 1, 2012 the Company acquired two hundred and fifty thousand (250,000) shares of common stock and five million five hundred thousand (5,500,000) shares of Class “B” Convertible Preferred Stock from James E. Grady. The Class “B” Convertible Preferred Stock included one hundred (100) votes per share and may be convertible into ten (10) shares of common stock.

On October 9, 2012 the Board of Directors executed a resolution to reverse split the Company’s common stock by a ratio of one (1) share for each four hundred (400) shares issued and outstanding.

In February 2016, the Company was reinstated in the state of Nevada by the new principal shareholder of the Company, Avoz, LLC, through its General Manager Nelson Jacobsen.

On May 18, 2016, the Company entered into a Share Exchange Agreement ("Exchange Agreement"), by and among the Company, Altavoz, Inc. ("Altavoz"), a Maryland corporation and the Stockholders of Altavoz. Altavoz had a total of 1 stockholder as of the date of the Exchange Agreement.

Under the terms and conditions of the Exchange Agreement, the Company offered and sold One Million (1,000,000) newly issued shares of Company Common Stock in consideration for all the issued and outstanding shares of Altavoz capital stock. The effect of the issuance was that, upon closing of the Exchange Agreement transaction, former Altavoz stockholders held approximately 25.1% of the issued and outstanding shares of Company Common Stock.

As a result of the Exchange Agreement transactions described above, the Altavoz stockholders acquired as of the date the transaction closed, in the aggregate, approximately 25.1% of the issued and outstanding capital stock of the Company on a fully-diluted basis, and Altavoz became a wholly owned subsidiary of the Company. The transaction was treated as a reverse acquisition, with the Company as the accounting acquirer for financial reporting purposes. Under the Exchange Agreement, Nelson Jacobsen was appointed as the President, Chief Executive Officer, Chief Financial Officer and Nancy Jacobsen was appointed as Secretary of the Company, and Mr. Jacobsen, Ms. Jacobsen, and Mr. Ken Balog were appointed to serve as directors of the Company.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Altavoz Entertainment, Inc. and its wholly owned subsidiaries, Altavoz, Inc. and Financed Entertainment Services Co. All significant intercompany transactions, accounts and balances have been eliminated in consolidation.

Going Concern

Going Concern

The Company has incurred net losses since inception and has relied on its ability to fund its operations through borrowings from its shareholders. Management expects operating losses and negative cash flows to continue at more significant levels in the future. As the Company continues to incur losses, transition to profitability is dependent upon the successful acquisition of new music content and existing music catalog to add to the distribution networks, adequate new funding, and the achievement of levels of revenues to support the Company’s cost structure. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional cash. Management intends to fund future operations through private or public equity offerings, and through arrangements with strategic partners. Based on the Company’s operating plan, existing working capital at December 31, 2016 was not sufficient to meet the cash requirements to fund planned operations through December 31, 2017 without additional sources of cash. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.

Management estimates

Management estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Earnings (Loss) Per Share (EPS)

Earnings (Loss) Per Share (EPS)

Basic earnings (loss) per common share are calculated by dividing net loss by the weighted average number of shares outstanding during the period. Diluted loss per common share is calculated by adjusting outstanding shares, assuming conversion of all potentially dilutive stock options and warrants. The computation of diluted EPS does not assume conversion, exercise, or contingent issuance of shares that would have an anti-dilutive effect on earnings per common share. Anti-dilution results from an increase in earnings per share or reduction in loss per share from the inclusion of potentially dilutive shares in EPS calculations. Currently there are no potential diluters which have been excluded from EPS that could potentially have a dilutive effect on EPS in the future.

Cash

Cash

For purposes of the consolidated statements of cash flows, cash includes demand, time deposits with original maturities of three months or less at the date of purchase, and money market accounts. The Company maintains deposits in one financial institution. At December 31, 2016 and December 31, 2015, the Federal Deposit Insurance Corporation (FDIC) provided insurance coverage of up to $250,000, per depositor, per institution. None of the Company’s cash was in excess of the insured limits.

Fixed Assets

Fixed Assets

The Company’s fixed assets are stated at cost. The cost of maintenance and repairs is charged to expense as incurred; significant renewals and betterments are capitalized. Depreciation is computed using the straight line method over estimated useful lives as follows:

General Equipment	5 years
Office Computers & Equipment	3 years
Office Software	3 years

Revenue recognition

Revenue Recognition

The Company generates revenue primarily from on-demand fees for music and revenues generated from Company hosted software subscriptions over the Internet.

The Company recognizes revenue when all of the following conditions are satisfied:

·                     There is persuasive evidence of an arrangement;

·                     Services have been rendered and there are no remaining performance obligations;

·                     The collection of fees is reasonably assured; and,

·                     Amount of fees to be paid by the customer are fixed or determinable.

Subscription Services and Usage-Based Fee Arrangements. Subscription services and usage-based fee arrangements generally include a combination of the Company’s products delivered as distribution-as-a- service and support services. These arrangements are non-cancelable and do not contain refund-type provisions.

Cost of Revenues

Cost of Revenues

The Company’s cost of revenues consists primarily of allocated facilities costs, customer support, data centers, expenses for document preparation, and compliance services, depreciation on computer equipment used in supporting the Company’s DaaS (“Desk-Top-As-A-Service”) offerings, and professional services associated with implementation of software.

Advertising Expenses	Advertising Expenses The Company expenses advertising costs as incurred. Advertising expenses for the years ended December 31, 2016 and 2015 were $19,919 and $2,854, respectively.
Income taxes

Income taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company recognizes the benefits of tax positions in the consolidated financial statements if such positions are more likely than not to be sustained upon examination by the taxing authority and satisfy the appropriate measurement criteria. If the recognition threshold is met, the tax benefit is generally measured and recognized as the tax benefit having the highest likelihood, in management's judgment, of being realized upon ultimate settlement with the taxing authority, assuming full knowledge of the position and all relevant facts. The Company also recognizes interest and penalties accrued related to unrecognized tax benefits in the provision for income taxes. The Company believes appropriate provisions for all outstanding tax related issues have been made for all jurisdictions and all open tax years.

Licensing Fees	Licensing Fees The Company licenses from artists and other distributors music rights. All expenses associated with this activity have been reflected in the Company’s operating results.
Capital Stock

Capital Stock

The Company has no outstanding Series B Preferred Shares at December 31, 2016 or 2015 (100,000,000 authorized). Series B Preferred shares convert to common stock on a 10 for 1 basis and carry 100 to 1 super voting rights.

The Company has 311,023,798 outstanding shares of Common Stock at December 31, 2016 (750,000,000 authorized)

Fair value measurements

Fair Value Measurements

The Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires certain disclosures about fair value measurements. In general, the fair values of financial instruments are based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the counterparty’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Fair value of financial instruments

Fair value of financial instruments

In accordance with the reporting requirements of ASC Topic 825, Financial Instruments, the Company calculates the fair value of its assets and liabilities which qualify as financial instruments under this standard and includes this additional information in the notes to the consolidated financial statements when the fair value is different than the carrying value of those financial instruments. The Company does not have any assets or liabilities measured at fair value on a recurring or a non-recurring basis, consequently, the Company did not have any fair value adjustments for assets and liabilities measured at fair value as of the dates of the consolidated balance sheets.

Recent accounting pronouncements

Recent accounting pronouncements

During the years ended December 31, 2016 and December 31, 2015, there were several new accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”). Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe the adoption of any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued ASU No.2014-09, Revenue from Contracts with Customers (Topic 606). This standard provides a single set of guidelines for revenue recognition to be used across all industries and requires additional disclosures. It is effective for annual and interim reporting periods beginning after December 15, 2017. This standard permits early adoption, but not before December 15, 2016, and permits the use of either a retrospective or cumulative effect transition method. We are currently evaluating the potential impact of this standard on our financial position and results of operations, as well as our selected transition method. Based on our preliminary assessment, we believe the new standard will not have a material impact on our financial position and results of operations, as we do not expect to change the manner or timing of recognizing revenue on a majority of our revenue transactions. We recognize revenue on sales to customers and distributors upon satisfaction of our performance obligations when the goods are shipped. For consignment sales, we recognize revenue when the goods are pulled from consignment inventory.

Subsequent events

Subsequent events

In preparing the consolidated financial statements, the Company has reviewed, as determined necessary by the Company’s management, events that have occurred after December 31, 2016, up until the issuance of the consolidated financial statements.

On August 31, 2017 the Company entered into a one year consulting agreement with a shareholder. Compensation included the award of 8,000,000 common shares. Shares are restricted, and include “piggy back rights” and “claw back rights”.

On July 17, 2017 the Company converted certain advances from a shareholder totaling $9,730 to 3,475,000 shares of common stock.

Stockholders' Deficit

Stockholders’ Deficit

In January 2016 the Company entered into a consulting agreement with a shareholder where for services 20,000,000 shares of common stock were issued. These shares were valued at fair value of $0.10 per share and have been charged as stock compensation ($2,000,000) to general and administrative expense.

In year 2016, the Company issued 15,970,000 restricted common shares to various service providers. These shares were valued at fair value of $0.11 per share and have been charged as stock compensation ($1,776,400) to general and administrative expense.

On October 5, 2016 the Company entered into a convertible promissory note with a shareholder in the amount of $100,000. The note bears interest at 5% and was subsequently in 2016 converted into 25,000,000 shares of restricted common stock.

On 2016, the Company issued 243,090,000 restricted common shares to founders, debt holders and affiliates in exchange for cash advances provided of $286,700. These shares were valued at $0.12 per share.

In year 2016 the Company issued 1,075,000 shares to certain non-profit entities recording the related expense as donations ($129,000). These shares are valued at fair value of $0.12 per share.